Accrued Mining and Landfill Reclamation - Activity for Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Asset Retirement Obligation Disclosure [Abstract]
Beginning balance	$ 14,844	$ 13,328
Acquired obligations	286	364
Change in cost estimate	721	604
Settlement of reclamation obligations	(1,201)	(77)
Additional liabilities incurred	414
Accretion expense	717	625
Ending balance	$ 15,781	$ 14,844